Net interest income (Tables)	6 Months Ended
Jun. 30, 2025
Net Interest Income [Abstract]
Summary of net interest income

Net interest income
in EUR million	30 June 2025	30 June 2024		30 June 2025	30 June 2024
Interest income on loans[1]	15,730	17,212	Interest expense on deposits[2]	6,807	7,462
Interest income on debt securities at amortised cost	656	579	Interest expense on debt securities in issue	2,562	2,573
Interest income on financial assets at fair value through OCI	803	710	Interest expense on subordinated loans	394	353
Interest income on non-trading derivatives (hedge accounting)	4,889	6,564	Interest expense on non-trading derivatives (hedge accounting)	5,528	7,127
Total interest income using effective interest rate method	22,079	25,066	Total interest expense using effective interest rate method	15,291	17,515

Interest income on financial assets at fair value through profit or loss	2,652	3,211	Interest expense on financial liabilities at fair value through profit or loss	2,166	2,843
Interest income on non-trading derivatives (no hedge accounting)	1,078	1,602	Interest expense on non-trading derivatives (no hedge accounting)	1,029	1,742
Interest income other	34	49	Interest expense on lease liabilities	14	14
Total other interest income	3,763	4,863	Interest expense other	52	54
			Total other interest expense	3,261	4,651

Total interest income	25,842	29,929	Total interest expense	18,552	22,166

			Net interest income	7,290	7,762
[1]    Includes interest income on loans to customers and banks, cash balances as well as negative interest on liabilities. Negative interest on liabilities amounted to EUR 4 million (2024: EUR 5 million).
[2]    Includes interest paid on deposits from customers and banks, and negative interest on assets. Negative interest on assets amounted to EUR 4 million (2024: EUR nil).